SCHEDULE OF STOCK OPTION OUTSTANDING AND EXERCISABLE (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
IfrsStatementLineItems [Line Items]
Options, exercise price | $ / shares	$ 0.18	$ 0.23	$ 0.17	$ 0.14
Options, outstanding	15,048,000	12,250,000	10,350,000	8,635,000
Options, exercisable	14,023,000	10,269,500	9,132,250
Option 1 [member]
IfrsStatementLineItems [Line Items]
Options, exercise price | $ / shares	$ 0.19
Options, expiry date	Jan. 28, 2026
Options, outstanding	150,000
Options, exercisable	150,000
Option 2 [member]
IfrsStatementLineItems [Line Items]
Options, exercise price | $ / shares	$ 0.25
Options, expiry date	Mar. 22, 2026
Options, outstanding	1,800,000
Options, exercisable	1,800,000
Option 3 [member]
IfrsStatementLineItems [Line Items]
Options, exercise price | $ / shares	$ 0.15
Options, expiry date	Jun. 04, 2027
Options, outstanding	700,000
Options, exercisable	700,000
Option 4 [member]
IfrsStatementLineItems [Line Items]
Options, exercise price | $ / shares	$ 0.28
Options, expiry date	Jun. 04, 2027
Options, outstanding	300,000
Options, exercisable	300,000
Option 5 [member]
IfrsStatementLineItems [Line Items]
Options, exercise price | $ / shares	$ 0.29
Options, expiry date	Jun. 04, 2027
Options, outstanding	600,000
Options, exercisable	600,000
Option 6 [member]
IfrsStatementLineItems [Line Items]
Options, exercise price | $ / shares	$ 0.15
Options, expiry date	Aug. 10, 2027
Options, outstanding	1,975,000
Options, exercisable	1,975,000
Option 7 [member]
IfrsStatementLineItems [Line Items]
Options, exercise price | $ / shares	$ 0.15
Options, expiry date	Aug. 12, 2027
Options, outstanding	100,000
Options, exercisable	100,000
Option 8 [member]
IfrsStatementLineItems [Line Items]
Options, exercise price | $ / shares	$ 0.16
Options, expiry date	Oct. 12, 2027
Options, outstanding	300,000
Options, exercisable	300,000
Option 9 [member]
IfrsStatementLineItems [Line Items]
Options, exercise price | $ / shares	$ 0.28
Options, expiry date	May 15, 2028
Options, outstanding	1,492,000
Options, exercisable	1,492,000
Option 10 [member]
IfrsStatementLineItems [Line Items]
Options, exercise price | $ / shares	$ 0.20
Options, expiry date	Jun. 21, 2028
Options, outstanding	400,000
Options, exercisable	400,000
Option 11 [member]
IfrsStatementLineItems [Line Items]
Options, exercise price | $ / shares	$ 0.20
Options, expiry date	Sep. 15, 2028
Options, outstanding	140,000
Options, exercisable	140,000
Option 12 [member]
IfrsStatementLineItems [Line Items]
Options, exercise price | $ / shares	$ 0.18
Options, expiry date	Jul. 01, 2029
Options, outstanding	300,000
Options, exercisable	300,000
Option 13 [member]
IfrsStatementLineItems [Line Items]
Options, exercise price | $ / shares	$ 0.29
Options, expiry date	Aug. 30, 2029
Options, outstanding	2,731,000
Options, exercisable	2,731,000
Option fourteen [member]
IfrsStatementLineItems [Line Items]
Options, exercise price | $ / shares	$ 0.05
Options, expiry date	Jun. 30, 2030
Options, outstanding	4,060,000
Options, exercisable	3,035,000